Long Term Debt (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
2015		$ 51,101
2016		11,690
2017	$ 22,706	6,538
2018	12,210	3,815
2019	7,410	2,170
2020	6,785
Thereafter	7,543	3,379
Total	$ 56,654	$ 78,693